NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Ordinary Share

	Year ended December 31,
	2019	2020	2021
	RMB'	RMB	RMB
Numerator:
Net loss	(217,139)	(425,232)	(903,859)
Accretion and modifications of Redeemable Convertible Preferred Shares	(23,341)	(1,139,108)	(4,878,652)
Deemed dividends to Series E Redeemable Convertible Preferred Shareholders	-	(14,729)	-
Numerator for basic and diluted net loss per ordinary share calculation	(240,480)	(1,579,069)	(5,782,511)
Denominator:
Weighted average number of pre-offering Class A and pre-offering Class B ordinary shares	89,567,463	85,103,964	-
Weighted average number of Class A and Class B ordinary shares	-	-	294,793,258
Denominator for basic and diluted net loss per ordinary share calculation	89,567,463	85,103,964	294,793,258
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders
—Basic and diluted	(2.68)	(18.55)	(19.62)

Schedule of Potentially Dilute Basic Net Loss per Ordinary Share that were not Included in the Computation of Diluted Net Loss per Ordinary Share

	Year ended December 31,
	2019	2020	2021
Share options	21,251,155	25,198,592	22,069,770
Restricted ordinary shares	9,854,893	7,136,595	8,014,677
Redeemable Convertible Preferred Shares	108,421,528	147,100,329	-
Warrants	6,773,946	12,461,061	-